Taxes on Income (Details)	1 Months Ended	12 Months Ended
	Feb. 18, 2018	Dec. 31, 2020	Dec. 31, 2018
Taxes on Income (Details) [Line Items]
Tax rate, percentage	7.50%	50.00%
Withholding tax rate, percentage		20.00%
Israel [Member]
Taxes on Income (Details) [Line Items]
Tax rate, percentage			23.00%
Non-Israeli subsidiaries [Member] | U.K [Member]
Taxes on Income (Details) [Line Items]
Tax rate, percentage		19.00%
Non-Israeli subsidiaries [Member] | Germany [Member]
Taxes on Income (Details) [Line Items]
Tax rate, percentage		30.00%
Non-Israeli subsidiaries [Member] | Romania [Member]
Taxes on Income (Details) [Line Items]
Tax rate, percentage		16.00%